Employee Benefit Plans (Net Periodic Pension Cost Of The Defined Benefit Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation [Abstract]
Interest cost	$ 776	$ 635	$ 650
Expected return on plan assets	(979)	(810)	(811)
Net amortization and deferral	1,106	696	547
Net Periodic Pension Cost	$ 903	$ 521	$ 386